Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non- PEO Named Executive Officers(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)	Value of Initial Fixed $100 Investment Based On		Net Income (Dollars in thousands)	Adjusted EPS
					Company Total Shareholder Return(3)	Index Total Shareholder Return(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$2,339,731	$2,571,016	$1,475,266	$1,638,353	$105.86	$84.60	$42,208	$3.92
2024	1,568,037	1,241,294	1,313,585	1,039,643	85.80	69.94	28,476	3.33
2023	1,156,478	1,408,737	985,660	1,229,380	106.51	88.08	34,352	2.98
2022	1,447,593	763,999	1,221,370	684,855	90.24	82.72	55,435	3.66
2021	1,743,163	2,270,639	1,467,329	1,880,164	132.31	122.38	90,954	4.54

Named Executive Officers, Footnote	(1)“PEO” refers to Eric P. Sills for each fiscal year presented (Columns (b) and (c)).“Other NEOs” refers to James J. Burke, Dale Burks, Nathan R. Iles and Carmine J. Broccole for each fiscal year presented (Columns (d) and (e)).
With respect to Columns (c) and (e), assumptions made in the valuation of the equity awards added or subtracted in determining the amount of executive compensation actually paid for each of the fiscal years presented did not differ materially from those disclosed in determining the grant date fair value. For a discussion of the valuation assumptions, see Note 14 to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2025.

Peer Group Issuers, Footnote	(3)Columns (f) and (g) state the cumulative total shareholder return, assuming the reinvestment of dividends, on the
Company’s Common Stock and the S&P 1500 Auto Parts & Equipment Index, respectively, as of the end of each fiscal year presented, calculated based on the value of a $100 investment in the Company’s Common Stock and the index on December 31, 2020. The S&P 1500 Auto Parts & Equipment Index is a combination of automotive parts and equipment companies within the S&P 400, the S&P 500 and the S&P 600. It is the same index used by
	the Company for purposes of satisfying Item 201 of Regulation S-K.
PEO Total Compensation Amount	$ 2,339,731	$ 1,568,037	$ 1,156,478	$ 1,447,593	$ 1,743,163
PEO Actually Paid Compensation Amount	$ 2,571,016	1,241,294	1,408,737	763,999	2,270,639
Adjustment To PEO Compensation, Footnote	Adjustments to Calculate Compensation Actually Paid to PEO (Column (c)) and Average Compensation Actually
Paid to Other NEOs (Column (e))
The table below describes certain adjustments required by SEC rules to calculate the CAP for our PEO (Column (c)) from the SCT Total for our PEO (Column (b)).

	2025	2024	2023	2022	2021
Adjustments for Stock Awards
SCT Total	$2,339,731	$1,568,037	$1,156,478	$1,447,593	$1,743,163
(Deduct): Aggregate grant date fair value for stock awards included in SCT Total for the covered fiscal year.	(405,390)	(119,787)	(100,200)	(105,520)	(138,440)
Add: Fair value at covered fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at covered fiscal year end.	398,671	122,988	128,790	111,963	174,215
Add (Deduct): Change as of the covered fiscal year end (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at covered fiscal year end.	201,606	(313,686)	194,984	(625,514)	442,646
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which all vesting conditions were satisfied during the covered fiscal year.	36,398	(16,258)	28,685	(64,523)	49,054
(Deduct): Fair value at the end of the prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year.	—	—	—	—	—
CAP Amounts	$2,571,016	$1,241,294	$1,408,737	$763,999	$2,270,639

Non-PEO NEO Average Total Compensation Amount	$ 1,475,266	1,313,585	985,660	1,221,370	1,467,329
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,638,353	1,039,643	1,229,380	684,855	1,880,164
Adjustment to Non-PEO NEO Compensation Footnote	Adjustments to Calculate Compensation Actually Paid to PEO (Column (c)) and Average Compensation Actually
Paid to Other NEOs (Column (e))
The table below describes certain adjustments required by SEC rules to calculate the average CAP for our Other NEOs
(Column (e)) from the average SCT Total for our Other NEOs (Column (d)).

	2025*	2024*	2023*	2022*	2021*
Adjustments for Stock Awards
SCT Total	$1,475,266	$1,313,585	$985,660	$1,221,370	$1,467,329
(Deduct): Aggregate grant date fair value for stock awards included in SCT Total for the covered fiscal year.	(242,255)	(154,600)	(131,318)	(148,556)	(196,163)
Add: Fair value at covered fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at covered fiscal year end.	188,692	161,055	169,834	157,888	249,094
Add (Deduct): Change as of the covered fiscal year end (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at covered fiscal year end.	145,870	(265,779)	154,118	(484,055)	323,321
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which all vesting conditions were satisfied during the covered fiscal year.	70,780	(14,617)	51,085	(61,792)	36,582
(Deduct): Fair value at the end of the prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year.	—	—	—	—	—
CAP Amounts	$1,638,353	$1,039,643	$1,229,380	$684,855	$1,880,164
*Amounts presented are averages for the Other NEOs as a group.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 105.86	85.80	106.51	90.24	132.31
Peer Group Total Shareholder Return Amount	84.60	69.94	88.08	82.72	122.38
Net Income (Loss)	$ 42,208,000	$ 28,476,000	$ 34,352,000	$ 55,435,000	$ 90,954,000
Company Selected Measure Amount | $ / shares	3.92	3.33	2.98	3.66	4.54
PEO Name	Eric P. Sills
Additional 402(v) Disclosure	The measures “Return on Invested Capital” and “Organic Sales Growth” are financial measures used to determine the achievement of the performance share awards granted to our PEO and Other NEOs in 2025. Return on Invested Capital
is calculated by dividing net earnings (before interest and after tax) by total capital invested. Organic Sales Growth is calculated based on the year-over-year improvement in net sales, excluding the impact of acquisitions.
Relationship Between Compensation Actually Paid and Performance
The following graphs show the relationships between the compensation actually paid (“CAP”) to our PEO and Other
NEOs, as calculated pursuant to Item 402(v) of Regulation S-K, and: (i) the Company’s Adjusted EPS (Column (i) of the
PvP Table), (ii) the Company’s net income (Column (h) of the PvP Table), and (iii) the cumulative total shareholder return
(“TSR”) on the Company’s Common Stock and the S&P 1500 Auto Parts & Equipment Index (Columns (f) and (g) of the
	PvP Table, respectively).
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	The measures “Adjusted EPS” and “Adjusted Free Cash Flow Conversion” are financial measures used to determine the achievement of a portion of the annual cash incentive awards of our PEO and Other NEOs in 2025, which represent approximately 80% of the executive’s total target cash incentive award for the year. Adjusted EPS is calculated by dividing net earnings attributable to the Company by the weighted average common shares outstanding during the period, adjusted for significant, non-reoccurring and non-operational gains or losses to provide a view of the Company with respect to ongoing operating results. Adjusted Free Cash Flow Conversion represents operating cash flow as a percentage
	of net income, adjusted for significant, non-reoccurring and non-operational gains or losses.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow Conversion
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Organic Sales Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (405,390)	$ (119,787)	$ (100,200)	$ (105,520)	$ (138,440)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	398,671	122,988	128,790	111,963	174,215
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	201,606	(313,686)	194,984	(625,514)	442,646
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,398	(16,258)	28,685	(64,523)	49,054
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(242,255)	(154,600)	(131,318)	(148,556)	(196,163)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	188,692	161,055	169,834	157,888	249,094
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,870	(265,779)	154,118	(484,055)	323,321
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,780	(14,617)	51,085	(61,792)	36,582
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0